Employee Future Benefits - Amounts Recognized in the Balance Sheet by Country and Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 443	$ 421
Fair value of plan assets	472	460
Deficit (surplus) of funded plans	(29)	(39)
Present value of unfunded obligations	65	61
Liabilities (assets) on consolidated balance sheet	36	22	$ 36
Defined Benefit Pension Plan | CANADA
Disclosure of defined benefit plans [line items]
Present value of funded obligations	433	411
Fair value of plan assets	466	454
Deficit (surplus) of funded plans	(33)	(43)
Present value of unfunded obligations	37	37
Liabilities (assets) on consolidated balance sheet	4	(6)
Defined Benefit Pension Plan | UNITED STATES
Disclosure of defined benefit plans [line items]
Present value of funded obligations	10	10
Fair value of plan assets	6	6
Deficit (surplus) of funded plans	4	4
Present value of unfunded obligations	0	0
Liabilities (assets) on consolidated balance sheet	4	4
Defined Benefit Pension Plan | Europe
Disclosure of defined benefit plans [line items]
Present value of funded obligations	0	0
Fair value of plan assets	0	0
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	28	24
Liabilities (assets) on consolidated balance sheet	28	24
Defined Benefit Pension Plan | Operating segments | CONTAINERBOARD
Disclosure of defined benefit plans [line items]
Present value of funded obligations	405	385
Fair value of plan assets	437	427
Deficit (surplus) of funded plans	(32)	(42)
Present value of unfunded obligations	8	8
Liabilities (assets) on consolidated balance sheet	(24)	(34)
Defined Benefit Pension Plan | Operating segments | BOXBOARD EUROPE
Disclosure of defined benefit plans [line items]
Present value of funded obligations	0	0
Fair value of plan assets	0	0
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	28	24
Liabilities (assets) on consolidated balance sheet	28	24
Defined Benefit Pension Plan | Operating segments | SPECIALTY PRODUCTS
Disclosure of defined benefit plans [line items]
Present value of funded obligations	0	0
Fair value of plan assets	0	0
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	2	2
Liabilities (assets) on consolidated balance sheet	2	2
Defined Benefit Pension Plan | Operating segments | TISSUE PAPERS
Disclosure of defined benefit plans [line items]
Present value of funded obligations	37	35
Fair value of plan assets	34	32
Deficit (surplus) of funded plans	3	3
Present value of unfunded obligations	2	2
Liabilities (assets) on consolidated balance sheet	5	5
Defined Benefit Pension Plan | Corporate
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1	1
Fair value of plan assets	1	1
Deficit (surplus) of funded plans	0	0
Present value of unfunded obligations	25	25
Liabilities (assets) on consolidated balance sheet	25	25
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of defined benefit plans [line items]
Present value of funded obligations	101	106
Liabilities (assets) on consolidated balance sheet	101	106	$ 105
Post Employment Benefit Obligation and Other Benefit Obligation | CANADA
Disclosure of defined benefit plans [line items]
Present value of funded obligations	73	78
Liabilities (assets) on consolidated balance sheet	73	78
Post Employment Benefit Obligation and Other Benefit Obligation | UNITED STATES
Disclosure of defined benefit plans [line items]
Present value of funded obligations	4	4
Liabilities (assets) on consolidated balance sheet	4	4
Post Employment Benefit Obligation and Other Benefit Obligation | Europe
Disclosure of defined benefit plans [line items]
Present value of funded obligations	24	24
Liabilities (assets) on consolidated balance sheet	24	24
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | CONTAINERBOARD
Disclosure of defined benefit plans [line items]
Present value of funded obligations	38	41
Liabilities (assets) on consolidated balance sheet	38	41
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | BOXBOARD EUROPE
Disclosure of defined benefit plans [line items]
Present value of funded obligations	24	24
Liabilities (assets) on consolidated balance sheet	24	24
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | SPECIALTY PRODUCTS
Disclosure of defined benefit plans [line items]
Present value of funded obligations	6	6
Liabilities (assets) on consolidated balance sheet	6	6
Post Employment Benefit Obligation and Other Benefit Obligation | Operating segments | TISSUE PAPERS
Disclosure of defined benefit plans [line items]
Present value of funded obligations	12	13
Liabilities (assets) on consolidated balance sheet	12	13
Post Employment Benefit Obligation and Other Benefit Obligation | Corporate
Disclosure of defined benefit plans [line items]
Present value of funded obligations	21	22
Liabilities (assets) on consolidated balance sheet	$ 21	$ 22